Equity Incentive Plans - Stock-based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 156	$ 220	$ 17
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	137	207	14
Selling, general, and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 19	$ 13	$ 3